Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Scheduled maturities of time deposits

	2012		2011
	Time Deposits	Time Deposits	Time Deposits	Time Deposits
	Less than $100	$100 or More	Less than $100	$100 or More
Maturity of:
3 months or less	$64,055	$81,606	$111,321	$71,617
3 months - 6 months	56,166	46,268	111,476	123,045
6 months - 12 months	88,083	83,164	154,798	94,025
1 year - 2 years	82,638	76,695	85,628	91,076
2 years - 3 years	13,697	39,203	13,552	21,204
3 years - 4 years	62,696	31,836	8,660	11,614
4 years - 5 years	24,234	21,608	37,624	32,396
Over 5 years	2,011	873	2,232	828

	$393,580	$381,253	$525,291	$445,805